Share-Based Compensation - Summary of Share Options Activity under 2006 Share Incentive Plan (Detail) (USD $)	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance	5,136,297	2,255,492	3,492,992
Granted		3,060,000
Granted		$ 12.19
Granted
Exercised	(734,048)	(179,195)	(1,235,700)
Forfeited	(765,000)		(1,800)
Ending Balance	3,637,249	5,136,297	2,255,492
Beginning Balance	$ 15.34	$ 5.44	$ 5.40
Options vested and expect to vest at May 31, 2013	3,516,436
Options exercisable at May 31, 2013	2,209,249
Exercised	$ 7.81	$ 4.41	$ 5.33
Forfeited	$ 12.91		$ 2.02
Ending Balance	$ 9.27	$ 15.34	$ 5.44
Options outstanding, Beginning balance	7 years 5 months 5 days
Options vested and expect to vest at May 31, 2013	$ 9.17
Options outstanding		5 years 2 months 12 days	6 years 2 months 19 days
Options outstanding, Ending balance	6 years 4 months 21 days	7 years 5 months 5 days
Options exercisable at May 31, 2013	$ 7.38
Options vested and expect to vest at May 31, 2013	6 years 3 months 22 days
Options exercisable at May 31, 2013	4 years 11 months 12 days
Options outstanding, Beginning balance	57,371	53,046	61,200
Exercised
Forfeited
Options outstanding, Ending Balance	47,503	57,371	53,046
Options vested and expect to vest at May 31, 2013	46,278
Options exercisable at May 31, 2013	$ 33,023